Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Dreyfus Institutional Preferred Government Plus Money Market Fund-Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	5.21%	1.92%	1.28%